Shareholder Report, Holdings (Details) - C000033159 [Member]	Jun. 30, 2025
Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Eurofins Scientific SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Liberty Media Corp Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cable And Satellite [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Multi Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Miscellaneous Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%